Average Annual Total Returns - Service - BLACKROCK ENERGY OPPORTUNITIES FUND	Sep. 28, 2020
MSCI World Energy Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	11.45%
5 Years	(0.77%)
10 Years	1.38%
Service Shares
Average Annual Return:
1 Year	12.60%
5 Years	(3.87%)
10 Years	(1.71%)
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.11%
5 Years	(4.34%)
10 Years	(1.99%)
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.18%
5 Years	(2.85%)
10 Years	(1.24%)